Commitments And Contingencies (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012 item	Dec. 31, 2011	Dec. 31, 2010
Commitments And Contingencies [Abstract]
Rent expense	$ 747,000	$ 682,000	$ 530,000
Number of areas of geographic operation	1